Income Tax - Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Company’s Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Company’s Effective Tax Rate [Abstract]
U.S. federal statutory rate			21.00%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit			5.60%
Change in fair value of Earnout, True-up and Subject Vesting liabilities			(2.20%)
Costs related to Business Combination			3.70%
Other permanent adjustments			(0.70%)
Effective tax rate			27.40%
Income tax expense computed at federal statutory tax rate			$ 62,359,838
Increase (decrease) due to:
State income taxes, net of federal income tax benefit			16,454,870
Change in fair value of Earnout, True-up and Subject Vesting liabilities			(6,622,560)
Costs related to Business Combination			11,021,988
Other permanent adjustments			(1,958,089)
Total income tax expense	$ (1,642,658)	$ 85,725,163	$ 81,256,047